Annual Total Returns - Franklin Small-Mid Cap Growth VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin Small-Mid Cap Growth VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	27.94%
Annual Return 2011	(4.59%)
Annual Return 2012	11.12%
Annual Return 2013	38.50%
Annual Return 2014	7.78%
Annual Return 2015	(2.44%)
Annual Return 2016	4.40%
Annual Return 2017	21.75%
Annual Return 2018	(5.15%)
Annual Return 2019	31.80%